Accounts receivable, net - Aging (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
Aging of accounts receivable based on due date
Accounts receivable, non-current portion	¥ 284,303	$ 43,393
Accounts receivable, current portion	552,562	84,337	¥ 447,572
Not past due
Aging of accounts receivable based on due date
Accounts receivable, non-current portion	284,303	43,393	231,452
Accounts receivable, current portion	87,315	13,327	53,684
Within one year past due
Aging of accounts receivable based on due date
Accounts receivable, current portion	35,002	5,342	27,179
Between one to two years past due
Aging of accounts receivable based on due date
Accounts receivable, current portion	19,833	3,027	20,645
Over two years past due
Aging of accounts receivable based on due date
Accounts receivable, current portion	¥ 126,109	$ 19,248	¥ 114,612